Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000013020
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fixed Income SHares: Series C
C000133198
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fixed Income SHares: Series LD
C000013019
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fixed Income SHares: Series M
C000013021
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fixed Income SHares: Series R
C000114641
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fixed Income SHares: Series TE
Without Sales Load [Member] | C000013020
Average Annual Return [Line Items]
Average Annual Return, Percent	10.23%	0.99%	3.08%
Without Sales Load [Member] | C000133198
Average Annual Return [Line Items]
Average Annual Return, Percent	6.05%	2.64%	3.21%
Without Sales Load [Member] | C000013019
Average Annual Return [Line Items]
Average Annual Return, Percent	10.63%	1.98%	4.75%
Without Sales Load [Member] | C000013021
Average Annual Return [Line Items]
Average Annual Return, Percent	11.20%	0.78%	3.85%
Without Sales Load [Member] | C000114641
Average Annual Return [Line Items]
Average Annual Return, Percent	5.53%	2.56%	3.80%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.25%	0.80%	2.34%
PIMCO INDEX: Bloomberg U.S. Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Average Annual Return, Percent	7.83%	(0.05%)	3.15%
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent	5.10%	1.79%	1.85%
PIMCO INDEX: 50% ICE BofA 1-3 Year US Treasury Index/50% Bloomberg U.S. Intermediate Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% ICE BofA 1-3 Year U.S. Treasury Index/50% Bloomberg U.S. Intermediate Credit Index
Average Annual Return, Percent	6.48%	1.68%	2.50%
PIMCO INDEX: Bloomberg U.S. Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Average Annual Return, Percent	7.83%	(0.05%)	3.15%
PIMCO INDEX: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Average Annual Return, Percent	7.01%	1.12%	3.09%
PIMCO INDEX: ICE BofA U.S. Treasury Inflation-Linked 7-10 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Inflation-Linked 7-10 Year Index
Average Annual Return, Percent	8.90%	0.73%	3.11%
PIMCO INDEX: Bloomberg High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent	2.46%	2.18%	4.35%
PIMCO INDEX: 50% Bloomberg 10 Year Municipal Bond Index, 50% Bloomberg High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% Bloomberg 10 Year Municipal Bond Index / 50% Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent	4.18%	1.63%	3.46%